LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	Three months ended June 30,		Six months ended June 30,
(Dollars in thousands, except per share data)	2025	2024	2025	2024
Net loss	$(125,380)	$(18,196)	$(226,296)	$(77,989)

Weighted average shares outstanding:
Basic	368,271,125	365,204,154	367,900,548	364,610,589
Diluted	368,271,125	365,204,154	367,900,548	364,610,589

Loss per share:
Basic	$(0.34)	$(0.05)	$(0.62)	$(0.21)
Diluted	$(0.34)	$(0.05)	$(0.62)	$(0.21)